Issued Capital	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Issued Capital

Note 14. Issued Capital

	Consolidated
	30 June 2025		30 June 2024		30 June 2023
	Shares	A$	Shares	A$	Shares	A$

Issued capital	322,997,417	175,005,653	215,056,881	150,346,596	210,889,961	149,346,415
Share issue costs	-	(7,969,374)	-	(6,374,026)	-	(6,359,744)

	322,997,417	167,036,279	215,056,881	143,972,570	210,889,961	142,986,671

	30 June 25		30 June 24		30 June 23
Ordinary share - Issued and fully paid	No	A$	No	A$	No	A$

At the beginning of the period	215,056,881	143,972,570	210,889,961	142,986,671	180,202,285	125,713,259
- Contributions of equity	56,880,000	8,472,091	4,166,669	1,000,005	27,228,501	19,059,988
- Shares issued on exercise of stock options	14,460,420	2,787,281	251	176	100,185	40,130
- Shares issued on conversion of cashless options	-	-	-	-	3,358,990	-
- Shares issued for services rendered	1,592,472	323,395	-	-	-	-
- Shares issued for conversion of Nebari convertible debt	35,007,644	13,076,290	-	-	-	-
- Share issue costs – share based payments (Note 28)	-	(180,890)	-	-	-	(636,670)
- Share issue costs - cash payments	-	(1,414,459)	-	(14,282)	-	(1,190,036)

Closing balance	322,997,417	167,036,279	215,056,881	143,972,570	210,889,961	142,986,671

Ordinary Shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorized capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Capital Risk Management

The consolidated entity’s objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025